Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 64,473	$ 66,868
Current portion	4,403	7,440
Less: Current portion of deferred financing costs	(176)	(136)
Current portion of long-term debt, net of deferred financing costs, current	4,227	7,304
Long-term portion	60,070	59,428
Less: Non-current portion of deferred financing costs	(853)	(302)
Long-term debt, net of current portion and deferred financing costs, non-current	59,217	59,126
Northsea Alpha Vessel [Member] | Secondone [Member]
Debt Instrument [Line Items]
Total	4,120	4,348
Northsea Beta Vessel [Member] | Thirdone [Member]
Debt Instrument [Line Items]
Total	4,120	4,348
Pyxis Malou Vessel [Member] | Fourthone [Member]
Debt Instrument [Line Items]
Total	11,460	18,210
Pyxis Delta Vessel [Member] | Sixthone [Member]
Debt Instrument [Line Items]
Total	5,738	7,087
Pyxis Theta Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Total	15,035	15,975
Pyxis Epsilon Vessel [Member] | Eighthone [Member]
Debt Instrument [Line Items]
Total	$ 24,000	$ 16,900